COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Loans originated or purchased, borrowers permitted to draw amounts after original origination date, period			5 years		5 years
Commitment to lend	$ 41,200		$ 41,200		$ 29,100	$ 37,700
Gains (losses) on loans repurchase obligations	1,400	$ (1,800)	(2,300)	$ (6,000)	8,200	10,100
Lease rent expense	700	700	1,900	2,000	2,800	$ 2,900
ROU assets	5,500		5,500		2,500
Lease liabilities	$ 5,822		$ 5,822		$ 2,790
Weighted average remaining lease term	4 years 3 months 18 days		4 years 3 months 18 days		1 year 2 months 12 days	2 years 1 month 6 days
Weighted average discount rate, percent	9.00%		9.00%		2.00%	1.90%
Lease payments	$ 700	$ 700	$ 2,000	$ 2,000	$ 3,000	$ 2,900
Obligation to Repurchase Receivables Sold
Other Commitments [Line Items]
Contractual obligation	14,600		14,600		13,800
Unpaid principal balance	1,500,000		1,500,000		698,100
Loss contingency accrual	6,400		6,400		6,000
Loan Purchase and Servicing Commitments
Other Commitments [Line Items]
Contractual obligation	$ 13,400		$ 13,400		$ 142,200	$ 25,600